EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Securefoundation® Balanced Fund	Empower Securefoundation® Balanced ETF Fund
Institutional Class Ticker / MXCJX	Institutional Class Ticker / SFBPX
Investor Class Ticker / MXSBX
Service Class Ticker / MXSHX
Class L Ticker / MXLDX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,361,892	Empower Bond Index Fund Institutional Class(a)	$261,112,270

TOTAL BOND MUTUAL FUNDS — 34.97% (Cost $284,856,918)		$261,112,270
EQUITY MUTUAL FUNDS
8,015,229	Empower International Index Fund Institutional Class(a)	104,197,974
14,689,462	Empower S&P 500® Index Fund Institutional Class(a)	155,708,301
10,232,829	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	86,467,402
10,561,171	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	67,908,331
2,552,808	Fidelity® Emerging Markets Index Fund Institutional Class	34,207,628

TOTAL EQUITY MUTUAL FUNDS — 60.06% (Cost $388,326,984)		$448,489,636
Account Balance		Fair Value
FIXED INTEREST CONTRACT
37,320,557(b)	Empower of America Contract(a) 1.90%(c)	$ 37,320,557

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $37,320,557)		$37,320,557
TOTAL INVESTMENTS — 100.03% (Cost $710,504,459)		$746,922,463
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(255,891)
TOTAL NET ASSETS — 100.00%		$746,666,572

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to the Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
95,867	Vanguard Total Bond Market ETF	$ 7,129,629

TOTAL BOND EXCHANGE TRADED FUNDS — 38.81% (Cost $7,591,407)		$7,129,629
EQUITY EXCHANGE TRADED FUNDS
41,572	Vanguard FTSE Developed Markets ETF(a)	2,490,994
15,630	Vanguard FTSE Emerging Markets ETF(a)	846,833
17,578	Vanguard Russell 2000 ETF(a)	1,719,480
6,223	Vanguard S&P 500® ETF(a)	3,810,841
19,020	Vanguard S&P Mid-Cap 400® ETF	2,099,427

EQUITY EXCHANGE TRADED FUNDS — 59.69% (Cost $7,644,821)		$10,967,575
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,383,312	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(b), 4.09%(c)	$ 1,383,312
269,029	Federated Hermes Government Obligations Fund Institutional Class, 4.01%(c)	269,029
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 8.99% (Cost $1,652,341)		$1,652,341
TOTAL INVESTMENTS — 107.49% (Cost $16,888,569)		$19,749,545
OTHER ASSETS & LIABILITIES, NET — (7.49)%		$(1,375,815)
TOTAL NET ASSETS — 100.00%		$18,373,730

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Collateral received for securities on loan.
(c)	Rate shown is the 7-day yield as of September 30, 2025.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds’ investment adviser, Empower Capital Management, LLC ("ECM") to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds ("ETF"s) based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2025

As of September 30, 2025, each Fund's investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. Investments in the Empower of America Contract and short term securities are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2025, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 34.97%
Empower Bond Index Fund Institutional Class	30,361,892	267,290,360	22,482,996	52,693,110	(9,164,245)	24,032,024	224,797	-	261,112,270
					(9,164,245)	24,032,024	224,797	0	261,112,270
EQUITY MUTUAL FUNDS 55.48%
Empower International Index Fund Institutional Class	8,015,229	106,025,152	1,333,921	18,649,213	8,498,547	15,488,114	63,107	-	104,197,974
Empower S&P 500® Index Fund Institutional Class	14,689,462	159,071,599	9,547,111	34,418,988	(223,130)	21,508,579	328,790	-	155,708,301
Empower S&P Mid Cap 400® Index Fund Institutional Class	10,232,829	89,331,234	9,534,945	17,365,453	(2,438,208)	4,966,676	2,454,424	-	86,467,402
Empower S&P Small Cap 600® Index Fund Institutional Class	10,561,171	69,596,642	11,017,683	18,365,682	(5,406,867)	5,659,688	2,809,134	-	67,908,331
					430,342	47,623,057	5,655,455	0	414,282,008
FIXED INTEREST CONTRACT 5.00%
Empower of America Contract	37,320,557	38,109,353	4,271,405	5,576,203	-	-	516,002	-	37,320,557
					0	0	516,002	0	37,320,557
				Total	$(8,733,903)	$71,655,081	$6,396,254	$0	$712,714,835

September 30, 2025